Term loans (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Non-current
Maturity		$ 2,020
Term loan		74,160,950
Current
Term loan		14,539,187	94,792,088
Promissory notes		$ 2,265,000
Term loan (1) (Member)
Non-current
Interest rate	[1]	3 month EIBOR + 3% margin
Maturity	[1]	$ 2,030
Term loan	[1]	$ 68,271,743
Current
Interest rate	[1]	3 month EIBOR + 3% margin
Maturity	[1]	$ 2,020
Term loan	[1]	$ 10,135,939	82,245,595
Term loan (2) (Member)
Non-current
Interest rate	[2]	3 month EIBOR + 3% margin
Maturity	[2]	$ 2,023
Term loan	[2]	$ 5,889,207
Current
Interest rate	[2]	3 month EIBOR + 3% margin
Maturity	[2]	$ 2,020
Term loan	[2]	$ 2,138,248	10,165,703
Term loan (3) (Member)
Current
Interest rate	[3]	1 month EIBOR + 2% margin
Maturity	[3]
Term loan	[3]		$ 2,380,790

[1]	In 2014, the Group obtained a term loan facility (1) amounting to USD 84,595,154 (AED: 310,718,000) from a commercial bank in the UAE to partially finance the construction of phase 1 (14 oil storage tanks in Fujairah). During the year 2019, the Group has not drawn down any amounts (2018: USD 550,445) from this facility. The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028 and is stated net of prepaid finance cost of USD 499,158 (2018: USD 559,607). The interest is due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED. In 2018, the Group entered into an agreement to amend the term loan facility (1). The loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030. The loan then carries interest at 3 month EIBOR + 3% as compared to interest at 6 month EIBOR + 3.5% previously. On 10 September 2019, the Group entered into an agreement with the bank to again amend term loan facility (1). The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 5,729,418 which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 5,494,063 and an amendment fee of USD 235,355. On 30 December 2019, the Group entered into another amendment by revoking the previous amendment for term loan facility (1). The loan is now payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030. One of the instalments includes a one-time lump sum repayment of USD 6,612,194, which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 6,520,130 and an amendment fee of USD 92,064.
[2]	During 2017, the Group obtained an additional term loan facility (2) of USD 11,108,086 (AED 40,800,000) from a commercial bank in the UAE for the construction of an administrative building in Fujairah. The loan was repayable in 20 quarterly instalments starting after a 6 months grace period commencing in April 2017 and is stated net of prepaid finance cost of USD 58,578 (2018: USD 76,606). The interest is due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED. During the year 2018, the Group has entered in to an agreement to amend term loan facility (2). The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023.The loan carried interest at 3 month EIBOR + 3% as compared to interest at 3 month EIBOR + 3.5% previously. Term loan (2) was not amended as part of the 10 September 2019 and 30 December agreement to amend loan (1). In 2019, the Group repaid all instalments due under the repayment schedule.
[3]	In 2018, the Group has obtained a facility from a commercial bank in the UAE to settle accrued interest on term loan (1) amounting to USD 3,539,341(AED 13,000,000). The facility carried interest at 1 month EIBOR + 2% margin and was repayable in 15 equal monthly instalments commencing from date of disbursement. The loan was drawn down in AED. The facility has been fully settled during the year.